Subsequent Events - Additional Information (Detail) (Subsequent Event [Member], USD $) In Millions, unless otherwise specified	0 Months Ended
	May 08, 2015	May 05, 2015
NGK Spark Plug Company Limited [Member]
Subsequent Event [Line Items]
Sale of vehicle electronics business, aggregate amount	$ 257
Senior Secured Credit Facilities [Member] | Minimum [Member]
Subsequent Event [Line Items]
Senior secured leverage ratio		75.00%
Senior Secured Credit Facilities [Member] | Maximum [Member]
Subsequent Event [Line Items]
Senior secured leverage ratio		100.00%